Other Insurance Liabilities and Separate Accounts - Separate Account Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	$ 3,228	$ 5,087
Separate accounts liabilities	3,228	5,087	$ 4,881
Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	3,313	5,017
Other payables | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts liabilities	85
Other receivables | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets		70
Cash and cash equivalents | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	156	188
Debt securities | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	2,677	4,281
Debt securities | U.S. government securities | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	717	1,234
Debt securities | States, municipalities and political subdivisions | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	27	48
Debt securities | U.S. corporate securities | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	1,667	2,339
Debt securities | Foreign securities | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	201	325
Mortgage-backed securities | Residential mortgage-backed securities | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	41	144
Mortgage-backed securities | Commercial mortgage-backed securities | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	6	57
Other asset-backed securities | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	18	134
Equity securities and common/collective trusts | Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	$ 480	$ 548